Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 4,011	$ 3,652
Short-term investments	0	750
Marketable securities	89	91
Accounts receivable, less allowance of $216 ($213 in 2024)	4,039	3,987
Inventories:
Materials and supplies	1,349	1,147
Work in process	415	336
Finished goods	3,546	3,291
Total inventories	5,310	4,774
Prepaid expenses and other current assets	1,306	1,593
Total current assets	14,755	14,847
Property, plant and equipment:
Land, buildings and improvements	1,793	1,627
Machinery and equipment	5,744	5,056
Total property, plant and equipment	7,537	6,683
Less allowance for depreciation	3,661	3,235
Property, plant and equipment, net	3,876	3,448
Goodwill	19,291	15,855
Other intangibles, net	5,681	4,395
Noncurrent deferred income tax assets	1,098	1,742
Other noncurrent assets	3,143	2,684
Total assets	47,844	42,971
Current liabilities
Accounts payable	1,799	1,679
Accrued compensation	1,595	1,403
Income taxes	418	539
Dividend payable	337	320
Accrued expenses and other liabilities	2,645	2,266
Current maturities of debt	1,000	1,409
Total current liabilities	7,794	7,616
Long-term debt, excluding current maturities	14,859	12,188
Income taxes	402	349
Other noncurrent liabilities	2,369	2,184
Total liabilities	25,424	22,337
Shareholders' equity
Common stock, $0.10 par value	38	38
Additional paid-in capital	2,597	2,361
Retained earnings	20,472	18,528
Accumulated other comprehensive loss	(687)	(293)
Total shareholders' equity	22,420	20,634
Total liabilities & shareholders' equity	$ 47,844	$ 42,971
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10